Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Schedule of related parties' transactions
Name	Relationship
Mr. Sun JianJun	CEO of the Company.
Mr. Han Yu	Majority shareholder of the Company.
HangZhou TianQi Network Technology Co. Ltd.	Mr. Han Yu, Majority shareholder of the Company owns 27%.
Mr. Liao Xu	CMO of the Company.
Mr. Yuan Qiang	CTO of the Company
Mr. Sun Mang Yue	Director, CEO and shareholder of the Company’s subsidiary

Schedule of other related parties receivables
	March 31, 2019	March 31, 2018
Mr. Han Yu	$-	$40,414
Mr. Sun Mang Yue	-	226,545
Total	$-	$266,959

Schedule of other related parties payables
	March 31, 2019	March 31, 2018
Mr. Sun JianJun	$16,374	$19,971
HangZhou TianQi Network Technology Co. Ltd.	44,109	44,727
Total	$60,483	$64,698